Cover Page	12 Months Ended
Mar. 31, 2022 shares
Document Information [Line Items]
Document Type	20-F/A
Amendment Flag	true
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Mar. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity File Number	001-39547
Entity Registrant Name	Boqii Holding Ltd
Entity Central Index Key	0001815021
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Shell Company	false
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity Address, Country	CN
ICFR Auditor Attestation Flag	false
Entity Incorporation, State or Country Code	E9
Document Accounting Standard	U.S. GAAP
Entity Address, Address Line One	Building 9, No. 388, Shengrong Road, Pudong
Entity Address, Address Line Two	New District
Entity Address, City or Town	Shanghai
Entity Address, Postal Zip Code	201210
Auditor Name	PricewaterhouseCoopers Zhong Tian LLP
Auditor Firm ID	1424
Auditor Location	Shanghai, the People’s Republic of China
Amendment Description	This Amendment No. 1 (the “Amendment”) to the Annual Report on Form 20-F of Boqii Holding Limited (the “Company”) for the fiscal year ended March 31, 2022, originally filed with the Securities and Exchange Commission (the “SEC”) on July 27, 2022 (the “Original Filing”), is being filed solely to include revised officers’ certifications contained in Exhibits 12.1 and 12.2 in response to certain comment of the staff of the SEC. This Amendment contains only the cover page, this explanatory note, the exhibit index, the signature page and the revised certifications. Because no financial statements are included with this Amendment, paragraph 3 of the Section 302 certifications has been omitted. Except for the foregoing, this Amendment does not alter or update any other information contained in the Original Filing. The Original Filing continues to speak as of the date of the Original Filing. Accordingly, this Amendment should be read in conjunction with the Original Filing, and the Company’s filings made with the SEC subsequent to the filing of the Original Filing.
Business Contact [Member]
Document Information [Line Items]
Entity Address, Country	CN
Entity Address, Address Line One	Building 9, No. 388, Shengrong Road, Pudong
Entity Address, Address Line Two	New District
Entity Address, City or Town	Shanghai
Entity Address, Postal Zip Code	201210
Contact Personnel Name	Yingzhi (Lisa) Tang
Contact Personnel Fax Number	180 1851 3366
Ordinary Shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	68,747,320
Class A Ordinary Shares [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value US$0.001 per share
No Trading Symbol Flag	true
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	55,709,591
Class B Ordinary Shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	13,037,729
American Depositary Shares [Member]
Document Information [Line Items]
Title of 12(b) Security	American depositary shares, each ADS represents 4.5 Class A ordinary shares, par value US$0.001 per share
Trading Symbol	BQ
Security Exchange Name	NYSE